Disposals of businesses and deconsolidation of subsidiary (Gain on Deconsolidation) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jan. 02, 2014		Dec. 13, 2013	Oct. 31, 2013	Oct. 18, 2013	Oct. 24, 2012
Schedule of Investments [Line Items]
Goodwill	$ 604		$ 1,200		$ 1,320
Gain on deconsolidation of Seadrill Partners	2,339		0		0
Investment in associated companies	2,898		140
Seadrill Operating LP
Schedule of Investments [Line Items]
Ownership interest, percentage	42.00%
Seadrill Partners LLC
Schedule of Investments [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures						1,260
Goodwill						240
Gain on deconsolidation of Seadrill Partners						2,339
Ownership percentage			62.35%					62.35%	77.47%	77.47%	75.67%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Ownership interest, percentage	49.00%
SFL Deepwater Ltd
Schedule of Investments [Line Items]
Ownership interest, percentage	39.00%					39.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Investments [Line Items]
Ownership interest, percentage	29.00%					39.00%
Seadrill UK Ltd
Schedule of Investments [Line Items]
Ownership percentage						100.00%
Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners						3,724	[1]
Carrying amount of non controlling interest						115
Investment owned, including noncontrolling interest						3,839
Investment owned, ownership percentage	28.60%
Investment in associated companies	2,809
Common Unit | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners						671	[2]
Common units issued to the Company						21,500,000
Investment owned, ownership percentage						48.30%
Subordinated Units | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners						427	[3]
Common units issued to the Company						16,500,000
Ownership interest, percentage	18.00%					100.00%
Investment in associated companies	412		0
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners						244	[4]
Investment owned, ownership percentage						100.00%
Non-economic ownership interest, percentage						0.00%
Investment in associated companies	$ 244	[5]	$ 0	[5]

[1]	Fair value of investments and continuing involvement with investees
[2]	Common units (marketable securities)As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company's holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by US GAAP. These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of other comprehensive income unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations and realized. Dividend income from the common units is recognized in the consolidated statement of operations.
[3]	Subordinated unitsAs of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units. The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.
[4]	Seadrill Member Interest and IDRsThe Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. The fair value of the Company's interest in the Seadrill Member and the attached IDRs as of January 2, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs are recognized in the consolidated statement of operations.
[5]	The Seadrill Partners - Seadrill Member Interest and IDR's are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11.